Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill, by Segment

The following table shows changes in the carrying amount of goodwill, by segment, from December 31, 2012 to December 31, 2013 and from December 31, 2013 to December 31, 2014, respectively:

	Performance Materials
	Latex	Synthetic Rubber	Performance Plastics	Basic Plastics & Feedstocks	Total
Balance at December 31, 2012	$14,280	$9,780	$3,352	$8,691	$36,103
Divestiture (Note 3)	—	—	—	(383)	(383)
Foreign currency impact	621	425	146	361	1,553

Balance at December 31, 2013	$14,901	$10,205	$3,498	$8,669	$37,273
Purchase accounting adjustment (Note 16)*	664	455	156	404	1,679
Foreign currency impact	(1,750)	(1,199)	(411)	(1,018)	(4,378)

Balance at December 31, 2014	$13,815	$9,461	$3,243	$8,055	$34,574

*	The purchase price adjustment for the year ended December 31, 2014 relates to the Company’s other postretirement benefit obligations provided to its employees in Brazil. Refer to Note 16 to the consolidated financial statements for a detailed discussion of this adjustment.

Schedule of Other Intangible Assets

The following table provides information regarding the Company’s other intangible assets as of December 31, 2014 and 2013, respectively:

		December 31, 2014			December 31, 2013
	Estimated Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Developed technology	15	$188,854	$(56,782)	$132,072	$210,546	$(49,713)	$160,833
Manufacturing Capacity Rights	6	23,095	(2,809)	20,286	—	—	—
Software	5	13,177	(6,441)	6,736	11,034	(4,099)	6,935
Software in development	N/A	6,000	—	6,000	3,746	—	3,746
Other	N/A	264	—	264	—	—	—

Total		$231,390	$(66,032)	$165,358	$225,326	$(53,812)	$171,514

Estimated Amortization Expense for Next Five Years

The following table details the Company’s estimated amortization expense for the next five years, excluding any amortization expense related to software currently in development:

Estimated Amortization Expense for the Next Five Years
2015	2016	2017	2018	2019
$19,353	$18,788	$17,952	$17,252	$17,000